Derivative financial instruments	12 Months Ended
Dec. 31, 2025
Subclassifications of assets, liabilities and equities [abstract]
Disclosure of derivative financial instruments [text block]
24. Derivative financial instruments
The Group’s operations are in various foreign currencies and consequently are exposed to foreign currency risk. As a consequence, the Group uses derivative instruments, delivery and non-delivery currency forward contracts and future contracts, to reduce the volatility of earnings and cash flows, caused by the exchange rate variation in which dLocal is exposed on the conversion of local currency into the settlement currency (usually US dollars). All outstanding derivatives are recognized in the Group’s consolidated balance sheets at fair value and the impacts are recognized on profit or loss, as shown on the tables below.
The Group uses foreign exchange forward contracts to manage some of its transaction exposures. The spot element of foreign exchange forward contracts is designated as hedging instruments in fair value hedges and are entered into for periods consistent with foreign currency exposure of the underlying transactions, generally from one to 12 months.

Transaction	Type Contract	Notional amount in US$ as of December 31, 2025	Outstanding balance as of December 31, 2025 - Derivative financial assets / (liabilities)	Outstanding notional amount as of December 31, 2024	Outstanding balance as of December 31, 2024 - Derivative financial assets / (liabilities)
Assets
Buy EUR
US Dollar	Futures Contract	5,698	21	—	—
Buy US$
Mexican Peso	Futures Contract	—	—	9,780	287
South African Rand	Futures Contract	—	—	13,870	727
Mexican Peso	Forward	—	—	9,899	256
Moroccan Dirham	Forward	—	—	4,482	35
South African Rand	Forward	—	—	26,961	749
Brazilian Real	Non-delivery forwards	—	—	17682	378
Indian Rupee	Non-delivery forwards	3,475	16	176	1
United Arab Emirates Dirham	Forward	900	—	—	—
Argentine Peso	Futures Contract	4,300	11	—	—
Peso filipino	Non-delivery forwards	4,500	4	—	—
Sell EUR
US Dollar	Futures Contract	—	—	(18,065)	152
US Dollar	Forward	(15,294)	3	—	—
Sell US$
South African Rand	Forward	—	—	—	—
Argentine Peso	Futures Contract	—	—	(1,000)	252
Brazilian Real	Non-delivery forwards	(10,961)	85	(7,707)	37
Peruvian Sol	Non-delivery forwards	—	—	—	—
Total			140		2,874

Liabilities
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Moroccan Dirham	Forward	—	—	—	—
US Dollar	Forward	31,874	(45)	3,383	(13)
US Dollar	Futures Contract	—	—	39,223	(547)
Buy US$
Chilean Peso	Forward	27,128	(198)	15,979	(29)
United Arab Emirates Dirham	Forward	—	0	133	—
South African Rand	Forward	5,064	(27)	—	—
Saudi Riyal	Forward	4,504	(5)	6,755	(11)
Moroccan Dirham	Forward	8,740	(167)	—	—
Uruguayan peso	Forward	—	—	5,392	(71)
Mexican Peso	Forward	5,407	(132)	—	—
Turkish Lira	Forward	1,533	(31)	—	—
Thai Baht	Forward	2,887	(8)	—	—
Argentine Peso	Futures Contract	—	—	1,900	(232)
Mexican Peso	Futures Contract	10,864	(176)	—	—
Brazilian Reais	Non-delivery forwards	7,929	(142)	—	—
Peruvian Sol	Non-delivery forwards	—	—	—	—
Vietnamese Dong	Non-delivery forwards	5,000	(48)	6,334	(7)
Argentine Peso	Non-delivery forwards	—	—	37,200	(4,968)
Nigerian Naira	Non-delivery forwards	4,759	(179)	2,000	(33)

Transaction	Type Contract	Notional amount in US$ as of December 31, 2025	Outstanding balance as of December 31, 2025 - Derivative financial assets / (liabilities)	Outstanding notional amount as of December 31, 2024	Outstanding balance as of December 31, 2024 - Derivative financial assets / (liabilities)
Egyptian Pound	Non-delivery forwards	12,908	(379)	8,965	(96)
Pakistani Rupee	Non-delivery forwards	4,193	(30)	0	0
Sell US$
South African Rand	Forward	—	—	(6,654)	(104)
South African Rand	Futures Contract	—	—	(6,662)	(116)
Total			(1,567)		(6,227)

			2025	2024	2023
Net gain/(loss) on foreign currency forwards recognized in ‘Costs of Services’ (Note 6)			(4,423)	13,461	17,433
Net loss on foreign currency forwards recognized in ‘Finance Costs’ (Note 11)			(6,924)	(19,462)	(28,013)
(i) Classification of derivatives
Derivatives are financial instruments entered into only for economic hedging purposes and not contracted as speculative investments. However, where derivatives do not meet the hedge accounting criteria, they are classified as ‘held for trading’ for accounting purposes and are accounted for at fair value through profit or loss. The full fair value of hedging derivatives is classified as a non-current asset or liability when the remaining maturity of the hedged item is more than 12 months, otherwise they are classified as a current asset or liability. Derivatives held for trading are classified as a current asset or liability.